Operating Leases - Summary of supplemental information related to leases and location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 45,309	¥ 67,733
Current operating lease liabilities	33,847	41,204	$ 4,840
Non-current operating lease liabilities	1,485	23,928	$ 212
Total operating lease liabilities	¥ 35,332	¥ 65,132
Weighted average remaining lease term (in years)	1 year 25 days	1 year 11 months 8 days	1 year 25 days
Weighted average discount rate	3.74%	3.80%	3.74%
Lease cost:
Operating fixed lease cost	¥ 41,055	¥ 40,912
Lease cost related to short-term leases not capitalized	8,116	4,918
Total lease cost	¥ 49,171	¥ 45,830